File Nos. 333-76651, 811-09301 As filed with the Securities and Exchange Commission on November 27, 2007

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. __
Post-Effective Amendment No. 25
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 28
(Check appropriate box or boxes.)
___________________________________

TIAA-CREF Institutional Mutual Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 842-2733

Stewart P. Greene, Esq.
TIAA-CREF Institutional Mutual Funds
730 Third Avenue
New York, New York 10017-3206
(Name and Address of Agent for Service)

Copy to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X] On December 1, 2007 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On (date) pursuant to paragraph (a)(1)
[   ] On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A – Prospectuses for Institutional, Retirement and Retail Class Shares Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of TIAA-CREF Institutional Mutual Funds, SEC File No. 333-76651, filed September 14, 2007.

Part B - Statements of Additional Information for Institutional, Retirement and Retail Class Shares
Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of TIAA-CREF Institutional Mutual Funds, SEC File No. 333-76651, filed September 14, 2007.

Part C - Other Information
Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of TIAA-CREF Institutional Mutual Funds, SEC File No. 333-76651, filed September 14, 2007.

Signature Pages

* * * * *

The sole purpose of this filing is to delay the effective date of the Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 14, 2007 to December 1, 2007.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Institutional Mutual Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 27th day of November, 2007.

TIAA-CREF INSTITUTIONAL MUTUAL
FUNDS

By:	/s/ Scott C. Evans
Name:	Scott C. Evans
Title:	President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Scott C. Evans	President and Principal Executive	November 27, 2007
Scott C. Evans	Officer
(Principal Executive Officer)

/s/ Phillip G. Goff	Principal Financial Officer,	November 27, 2007
Phillip G. Goff	Principal Accounting Officer
and Treasurer
(Principal Financial and
Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*		*
Forrest Berkley	November 27, 2007	Nancy L. Jacobs	November 27, 2007

*
Nancy Eckl	November 27, 2007	Bridget A. Macaskill	November 27, 2007

*		*
Eugene Flood, Jr.	November 27, 2007	James M. Poterba	November 27, 2007

*
Michael A. Forrester	November 27, 2007	Maceo K. Sloan	November 27, 2007

*		*
Howell E. Jackson	November 27, 2007	Laura T. Starks	November 27, 2007

/s/ Stewart P. Greene	November 27, 2007
Stewart P. Greene
as attorney-in-fact

*Signed by Stewart P. Greene pursuant to powers of attorney previously filed with the SEC on January 17, 2007.